Financial information by segment, Assets and liabilities by geography (Details) $ in Thousands, € in Millions	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)
Assets allocated [Abstract]
Contracted concessional assets	$ 7,644,952	$ 8,021,568
Investments carried under the equity method	275,572	294,581
Current financial investments	188,804	207,379
Cash and cash equivalents (project companies)	668,247	622,689	$ 686,289	$ 868,501
Total assets	9,371,064	9,751,930
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,735,500	5,036,193
Grants and other liabilities	1,252,349	1,263,744
Long-term and short-term corporate debt	1,000,091	1,023,071			$ 5,200	€ 5
Total liabilities	7,574,233	8,003,325
Equity	1,796,831	1,748,605	$ 1,807,209	$ 1,740,881
Total liabilities and equity	9,371,064	9,751,930
North America [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,287,156	3,355,669
Investments carried under the equity method	233,452	253,221
Current financial investments	119,396	135,224
Cash and cash equivalents (project companies)	182,998	171,744
Total assets	3,823,002	3,915,858
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,767,480	1,792,739
Grants and other liabilities	1,032,994	1,051,679
Total liabilities	2,800,474	2,844,418
South America [Member]
Assets allocated [Abstract]
Contracted concessional assets	1,258,308	1,231,276
Investments carried under the equity method	0	0
Current financial investments	28,682	28,155
Cash and cash equivalents (project companies)	86,282	74,149
Total assets	1,373,272	1,333,580
Liabilities allocated [Abstract]
Long-term and short-term project debt	856,228	887,497
Grants and other liabilities	16,077	14,445
Total liabilities	872,305	901,942
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,099,488	3,434,623
Investments carried under the equity method	42,120	41,360
Current financial investments	40,726	44,000
Cash and cash equivalents (project companies)	274,169	287,655
Total assets	3,456,503	3,807,638
Liabilities allocated [Abstract]
Long-term and short-term project debt	2,111,792	2,355,957
Grants and other liabilities	203,278	197,620
Total liabilities	2,315,070	2,553,577
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	7,644,952	8,021,568
Investments carried under the equity method	275,572	294,581
Current financial investments	188,804	207,379
Cash and cash equivalents (project companies)	543,449	533,548
Total assets	8,652,777	9,057,076
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,735,500	5,036,193
Grants and other liabilities	1,252,349	1,263,744
Total liabilities	5,987,849	6,299,937
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	271,634	268,876
Other current assets (including cash and cash equivalents at holding company level)	446,653	425,978
Total assets	718,287	694,854
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,000,091	1,023,071
Other non-current liabilities	390,143	532,312
Other current liabilities	196,150	148,005
Total liabilities	1,586,384	1,703,388
Equity	1,796,831	1,748,605
Total liabilities and equity	$ 3,383,215	$ 3,451,993